SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	¥ 2,893,478	$ 448,143	¥ 6,712
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(2,774,730)	(429,751)	(7,092)
Total segment and consolidated cost of revenue-depreciation and amortization	(44,171)	(6,841)	(1,508)
Total segment and consolidated cost	(2,818,901)	(436,592)	(8,600)
Reconciling Items:
Operating expenses	(83,574)	(12,943)	(90,505)
Other operating income	1,140	177	4,544
Government grant	121	19	341
Other operating expenses	2,499	387	1,606
Net loss on disposal of cryptocurrencies	(55,618)	(8,614)
Impairment of cryptocurrencies	57,331	8,879	0
Changes in fair value of derivative instrument	5,409	838
Operating loss from continuing operations	(117,775)	(18,238)	(89,114)
Other income, net	2,921	452	741
Interest income	636	99	4,945
Interest expense	(4,767)	(738)	0
Loss from equity method investments	(8,772)	(1,359)	(7,980)
Gain on previously held equity interest	36,142	5,598
Impairment of long-term investments			(33,706)
Gain from disposal of a subsidiary	1,227	190	0
Income tax benefits	0	0	3,653
Net loss	(90,388)	(13,996)	(121,461)
Mining pool
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	2,729,901	422,808
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(2,675,915)	(414,447)
Total segment and consolidated cost of revenue-depreciation and amortization	(7,966)	(1,234)
Data center
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	73,762	11,424
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(55,315)	(8,567)
Total segment and consolidated cost of revenue-depreciation and amortization	(10,398)	(1,610)
Cryptocurrency mining
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	73,462	11,378
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(31,130)	(4,821)
Total segment and consolidated cost of revenue-depreciation and amortization	(24,828)	(3,845)
Other revenue
Segment Reporting Information [Line Items]
Total segment and consolidated revenue	16,353	2,533	6,712
Others
Segment Reporting Information [Line Items]
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(12,370)	(1,916)	(7,092)
Total segment and consolidated cost of revenue-depreciation and amortization	¥ (979)	$ (152)	¥ (1,508)